Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 612		€ (5,265)	€ 341
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		1,792		723	525
Restructuring activities		485		644	360
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(665)		(277)	(619)
Deferred income taxes, net		(301)		1,868	276
Impairment, depreciation and other amortization, and accretion		1,896		3,993	2,391
Share of net income from equity method investments		(103)		(104)	(129)
Income (loss) adjusted for noncash charges, credits and other items		3,717		1,582	3,145
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(1,202)		(1,203)	(10,954)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		5,688		(2,529)	15,004
Non-Trading financial assets mandatory at fair value through profit and loss		8,597		11,403	(98,560)
Financial assets designated at fair value through profit or loss		(430)		101	91,176
Loans at amortized cost		(780)		(27,335)	302
Other assets		(11,743)		7,464	6,284
Deposits		(2,159)		6,432	(16,763)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(3,233)		(3,766)	(10,549)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		678		(4,871)	(16,716)
Other short-term borrowings		(1,638)		(8,954)	(4,266)
Other liabilities		7,030		(16,563)	(19,119)
Senior long-term debt	[2]	13,282		(16,112)	(6,840)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		9,854		22,559	20,542
Other, net		3,075		(8,657)	(6,858)
Net cash provided by (used in) operating activities		30,736		(40,449)	(54,172)
Income taxes paid (received), net		805		945	468
Interest paid		7,062		11,493	11,743
Interest received		18,645		23,748	22,408
Dividend received		307		1,309	2,186
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		38,325		23,721	22,126
Maturities of financial assets at fair value through other comprehensive income		32,964		40,806	26,001
Sale of debt securities held to collect at amortized cost		10,110		390	94
Maturities of debt securities held to collect at amortized cost		4,890		964	1,904
Sale of equity method investments		69		9	30
Sale of property and equipment		24		92	356
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(82,709)		(56,568)	(41,031)
Debt Securities held to collect at amortized cost		(4,011)		(20,134)	(309)
Equity method investments		(3)		(17)	(1)
Property and equipment		(512)		(327)	(465)
Net cash received in (paid for) business combinations/divestitures		5		1,762	220
Other, net		(1,045)		(978)	(1,291)
Net cash provided by (used in) investing activities		(1,892)		(10,280)	7,634
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		1,684	[3]	47	68
Repayments and extinguishments of subordinated long-term debt		(1,168)	[3]	(152)	(1,171)
Issuances of trust preferred securities		0	[4]	0	4
Repayments and extinguishments of trust preferred securities		(676)	[4]	(1,235)	(2,733)
Principal portion of lease payments		(653)		(659)
Common shares issued		0		0	0
Purchases of treasury shares		(279)		(1,359)	(4,119)
Sale of treasury shares		76		1,191	3,912
Additional Equity Components (AT1) issued		1,153		0	0
Purchases of Additional Equity Components (AT1)		(792)		(131)	(236)
Sale of Additional Equity Components (AT1)		798		121	234
Coupon on additional equity components, pre tax		(349)		(330)	(315)
Dividends paid to noncontrolling interests		(77)		(59)	(8)
Net change in noncontrolling interests		(28)		(9)	1,205
Cash dividends paid to Deutsche Bank shareholders		0		(227)	(227)
Other, net		0		0	52
Net cash provided by (used in) financing activities		(311)		(2,802)	(3,334)
Net effect of exchange rate changes on cash and cash equivalents		(1,074)		1,578	1,668
Net increase (decrease) in cash and cash equivalents		27,459		(51,953)	(48,203)
Cash and cash equivalents at beginning of period		128,869		180,822	229,025
Cash and cash equivalents at end of period		156,328		128,869	180,822
Cash and cash equivalents comprise [Abstract]
Cash and cash equivalents		€ 156,328		€ 128,869	€ 180,822

[1]	Included are senior long-term debt issuances of EUR2.3billion and EUR3.1billion and repayments and extinguishments of EUR3.5billion and EUR4.4billion through December31,2020 and December 31,2019, respectively
[2]	Included are issuances of EUR67.4billion and EUR23.4billion and repayments and extinguishments of EUR51.4billion and EUR42.7billion through December 31,2020 and December31,2019, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are EUR(114)million in total and mainly driven by Fair Value changes of EUR(293)million and Foreign Exchange movements of EUR177million.
[4]	Non-cash changes for Trust Preferred Securities are EUR(15)million in total and driven by Foreign Exchange movements of EUR(18)million and Fair Value changes of EUR12million